CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under the leases are as follows:

Year ended December 31,	Total

2014	$122
2015	102
2016	73

$297

Future minimum payments under the lease are as follows:

Year ended December 31,	Total

2014	$48
2015	41
2016	22

$111